Income Taxes - Movement of uncertain tax position liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movement of uncertain tax position liability
Balance, beginning of the year	$ 9	$ 11	$ 9
Increases to tax positions related to acquisitions	4
Increases to tax positions related to the current year			4
Increases to tax positions related to prior years			3
Release / settlement during the year	(6)	(2)	(5)
Balance, end of the year	$ 7	$ 9	$ 11